ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Operating revenues	$ 639,145	$ 445,538	$ 11,548
Operating costs and expenses	(600,997)	(474,580)	(288,764)
Operating loss	38,148	(29,042)	(277,216)
Non-operating expenses:
Foreign exchange gains (losses), net	(5,500)	642	2,390
Total non-operating expenses, net	(136,627)	(117,123)	(83,709)
Income tax expense	(7,352)	81	(382)
Net loss	(105,831)	(146,084)	(361,307)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Operating revenues	0	0	0
Operating costs and expenses	(119)	0	(12)
Operating loss	(119)	0	(12)
Non-operating expenses:
Foreign exchange gains (losses), net	3	(2)	(2)
Other income, net	116	0	0
Share of results of subsidiaries	(96,726)	(133,515)	(326,437)
Total non-operating expenses, net	(96,607)	(133,517)	(326,439)
Loss before income tax	(96,726)	(133,517)	(326,451)
Income tax expense	0	0	0
Net loss	$ (96,726)	$ (133,517)	$ (326,451)